Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	R$ 2,539,077	R$ 2,572,336	R$ 2,451,011
Net book value	2,539,077	2,572,336	2,451,011
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	5,120,573	4,783,487	4,105,304
Increase (decrease) in property, plant and equipment	337,086	678,183
Purchases	1,050,759	1,140,538
Disposals	(713,673)	(462,355)
Depreciation	(370,345)	(556,858)
Net book value	5,120,573	4,783,487	4,105,304
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,581,496)	(2,211,151)	(1,654,293)
Disposals	531,154	281,516
Depreciation	(901,499)	(838,374)
Net book value	(2,581,496)	(2,211,151)	(1,654,293)
Data processing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	135,913	152,472	153,476
Net book value	135,913	152,472	153,476
Data processing equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	267,750	262,572	244,452
Increase (decrease) in property, plant and equipment	5,178	18,120
Purchases	9,846	21,774
Disposals	(4,668)	(3,654)
Depreciation	(21,737)	(19,124)
Net book value	267,750	262,572	244,452
Data processing equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(131,837)	(110,100)	(90,976)
Disposals	4,590	3,527
Depreciation	(26,327)	(22,651)
Net book value	(131,837)	(110,100)	(90,976)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,304,643	2,304,920	2,176,069
Net book value	2,304,643	2,304,920	2,176,069
provision of POS device	156,079	163,891
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	4,610,379	4,295,698	3,658,969
Increase (decrease) in property, plant and equipment	314,681	636,729
Purchases	1,017,617	1,087,743
Disposals	(702,936)	(451,014)
Depreciation	(314,958)	(507,878)
Net book value	4,610,379	4,295,698	3,658,969
provision of POS device	559,735	416,030
Machinery and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,305,736)	(1,990,778)	(1,482,900)
Disposals	524,607	272,413
Depreciation	(839,565)	(780,291)
Net book value	(2,305,736)	(1,990,778)	(1,482,900)
provision of POS device	418,731	252,139
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	74,734	83,588	93,531
Net book value	74,734	83,588	93,531
Leasehold improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	173,722	163,003	154,343
Increase (decrease) in property, plant and equipment	10,719	8,660
Purchases	10,719	8,660
Disposals	0	0
Depreciation	(19,573)	(18,603)
Net book value	173,722	163,003	154,343
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(98,988)	(79,415)	(60,812)
Disposals	0	0
Depreciation	(19,573)	(18,603)
Net book value	(98,988)	(79,415)	(60,812)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	23,787	31,356	27,935
Net book value	23,787	31,356	27,935
Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	68,722	62,214	47,540
Increase (decrease) in property, plant and equipment	6,508	14,674
Purchases	12,577	22,361
Disposals	(6,069)	(7,687)
Depreciation	(14,077)	(11,253)
Net book value	68,722	62,214	47,540
Other | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(44,935)	(30,858)	(19,605)
Disposals	1,957	5,576
Depreciation	(16,034)	(16,829)
Net book value	R$ (44,935)	R$ (30,858)	R$ (19,605)